Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Debt Expense [Abstract]
Interest on short-term bank credit and loans	$ (59,211)	$ (58,253)	$ (14,857)
Factoring expenses	(42,654)	(17,474)	(2,218)
Interest on Commercial Securities Series A and B	(21,009)	(3,382)
Guarantees expenses	(17,613)	(22,339)	(17,356)
Interest on Series B, C and D Notes, net	(8,864)	(9,537)	(11,683)
Interest on long-term bank debt	(928)	(8,677)	(12,392)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	594	(11,962)	10,542
Other	(6,561)	(12,280)	(6,452)
Expenses:	(156,246)	(143,904)	(54,416)
Interest on cash, cash equivalents and bank deposits	2,851	2,359	383
Other	2,270	3,718	2,669
Income:	5,121	6,077	3,052
Financial expenses, net	$ (151,125)	$ (137,827)	$ (51,364)